Long-term Debt - Debt matures (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Fiscal Year Maturity [Abstract]
2021		$ 1,235,338
2022		1,216,327
2023		272,727
Total	$ 1,800,000	$ 2,724,394	$ 3,400,502